Shareholders' equity - Summary of Weighted Average Number of Shares Per Share (Detail) - shares shares in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Earnings per share [line items]
Basic and Diluted	73.5	73.0	73.2	72.8